Related parties	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related parties	Related parties
The aggregate compensation of the members of the Group’s Board of Directors and to the Chief Executive Officer includes the following:

(In thousands of euros)
COMPENSATION	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
Fixed compensation owed	322	471	578
Variable compensation owed	193	282	—
Contributions in-kind	9	32	68
Employer contributions	17	—	—
Attendance fees—Board of Directors	103	375	495
Share-based payments	(217)	6,561	10,517
Departure indemnities	—	1,210	—
Total	427	8,930	11,657
As of December 31, 2022, the liability related to post-employment defined benefit obligations (corresponding to the legal retirement benefits obligations) for members of the Group’s Board of Directors and Chief Executive Officer amounts to €149 thousand.
As of December 31, 2023 and 2024, there was no liability related to post-employment defined benefit obligations for members of the
Group’s Board of Directors and Chief Executive Officer. No other post-employment benefits are granted.
Other arrangements with our Directors and Executive Officers
The Group entered into an intellectual property assignment agreement with CEO Hartmut Ehrlich on July 7, 2021. The purpose of this agreement is to transfer to the Group all the intellectual property rights held by Hartmut Ehrlich on certain patents of which he is a co-
inventor. No compensation has been paid in respect of this transfer.
In connection with Dr. Hartmut Ehrlich’s retirement as CEO, the Group entered into a transition protocol with Dr. Ehrlich in April
2023. Pursuant to the transition protocol, Dr. Ehrlich remained a Group employee on a part-time basis until December 31, 2023 in a capacity as advisor to the new Chief Executive Officer against payment of a total compensation of €100 thousand, and a departure indemnity equal to  €1,210 thousand was stated.
The Group entered into a management contract with CEO Marc de Garidel on April 18, 2023. In 2023 and 2024, the Group also granted AGA plans to its CEO (see terms and conditions in Note 14).
The Group entered into a management contract with Chairman of the Board Sylvie Grégoire in July 2024. In 2024, the Group also granted AGA plan 2024-5 to its Chairman of the Board (see terms and conditions in Note 14).